Consolidated Statements of Operations	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Revenues
Revenues	$ 14,962,528	¥ 103,199,550	¥ 360,572,997	¥ 389,809,179
Business taxes and related surcharges	(5,012)	(34,571)	(1,518,858)	(1,637,436)
Net revenues	14,967,540	103,234,121	359,054,139	388,171,743
Operating cost and expenses:
Cost of revenues	(6,580,058)	(45,383,978)	(156,114,484)	(205,634,704)
Selling expenses	(1,123,163)	(7,746,679)	(90,062,565)	(84,903,304)
General and administrative expenses	(22,719,558)	(156,701,338)	(119,449,923)	(153,650,898)
Government subsidies	487,933	3,365,373	5,397,270	21,590,703
Total operating cost and expenses	(29,934,846)	(206,466,622)	(360,229,702)	(422,598,203)
Loss from operations	(14,967,306)	(103,232,501)	(1,175,563)	(34,426,460)
Interest income	679,502	4,686,664	7,515,933	5,162,441
Investment loss	(392,688)	(2,708,446)	(12,261,086)	(7,333,446)
Loss on litigation	(3,108,798)	(21,442,000)	(282,450,000)
Gain from deconsolidation of subsidiary	25,131,707	173,338,410
Exchange gain (loss)	(121,253)	(836,304)	(32,782)	2,382,302
Income (loss) before taxes and gain from equity in affiliates	7,221,164	49,805,823	(288,403,498)	(34,215,163)
Income tax expense	(312,463)	(2,155,121)	(2,345,334)	(796,524)
Loss from equity in affiliates	(4,573,833)	(31,546,640)	(3,888,959)	(1,612,759)
Net income (loss)	2,334,868	16,104,062	(294,637,791)	(36,624,446)
Net loss attributable to noncontrolling interests	552,013	3,807,344	26,776,069	5,256,798
Net income (loss) attributable to ordinary shareholders	$ 2,886,881	¥ 19,911,406	¥ (267,861,722)	¥ (31,367,648)
Net income (loss) per share:
Basic | (per share)	$ 0.02	¥ 0.10	¥ (1.35)	¥ (0.16)
Diluted | (per share)	$ 0.02	¥ 0.10	¥ (1.35)	¥ (0.16)
Weighted average number of shares used in computation:
Basic	191,405,669	191,405,669	198,854,216	200,431,277
Diluted	191,405,669	191,405,669	198,854,216	200,431,277
Third party
Revenues
Revenues	$ 9,894,837	¥ 68,246,670	¥ 234,173,007	¥ 212,783,752
Related party
Revenues
Revenues	$ 5,067,691	¥ 34,952,880	¥ 126,399,990	¥ 177,025,427